INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for credit losses	¥ 9,585	¥ 4,209
Impairment of long-lived assets	753,354
Government subsidy	7,877	7,685
Accrued expenses	64,709	54,223
Asset retirement obligation	26,165	27,696
Operating lease liabilities	368,061	411,972
Finance lease and other financing obligations	1,475,504	1,587,137
Net operating losses carry forwards	1,222,832	993,062
Other non-current assets	27,714	40,644
Other non-current liabilities	12,621	19,101
Total gross deferred tax assets	3,968,422	3,145,729
Valuation allowance on deferred tax assets	(1,914,950)	(1,131,256)	¥ (775,528)	¥ (328,821)
Deferred tax assets, net of valuation allowance	2,053,472	2,014,473
Deferred tax liabilities:
Accounts receivable	(65,008)
Property and equipment	(1,690,369)	(1,811,897)
Intangible assets	(189,210)	(260,519)
Prepaid land use rights	(1,451)	(1,491)
Operating lease right-of-use assets	(1,080,936)	(1,101,324)
Other current assets	(19,135)	(20,619)
Total deferred tax liabilities	(3,046,109)	(3,195,850)
Net deferred tax liabilities	(992,637)	(1,181,377)
Analysis as:
Deferred tax assets	289,847	228,999
Deferred tax liabilities	(1,282,484)	(1,410,376)
Net deferred tax liabilities	¥ (992,637)	¥ (1,181,377)